UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21735
Eaton Vance Tax-Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Opportunities Fund                                               as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.1%

Security	Shares	Value
Aerospace & Defense — 0.8%
General Dynamics Corp.	41,479	$4,958,814
Northrop Grumman Corp.	87,518	4,756,603
Rockwell Collins, Inc.	11,075	535,144
		$10,250,561
Apparel — 0.5%
Nike, Inc., Class B	32,906	2,687,762
Reebok International, Ltd.	64,528	3,650,349
		$6,338,111
Auto and Parts — 0.5%
Autozone Inc. (1)	5,768	480,186
Delphi Corp.	251,910	695,272
Goodyear Tire & Rubber Co. (1)	36,771	573,260
Johnson Controls, Inc.	62,060	3,850,823
Visteon Corp.	87,126	852,092
		$6,451,633
Beverages — 1.6%
Brown-Forman Corp., Class B	10,403	619,395
Coca-Cola Co.	117,208	5,062,214
Cott Corp. (1)	46,092	815,828
PepsiCo, Inc.	222,817	12,635,952
		$19,133,389
Biotechnology — 3.8%
Abgenix, Inc. (1)	95,025	1,204,917
Amgen, Inc. (1)	328,914	26,204,578
Biogen Idec, Inc. (1)	237,286	9,368,051
Genzyme Corp. (1)	117,069	8,386,823
Millipore Corp. (1)	9,704	610,285
Regeneron Pharmaceuticals, Inc. (1)	68,503	650,093
		$46,424,747
Building and Construction — 0.0%
KB HOME	7,273	532,384
		$532,384
Building Materials — 0.3%
Black & Decker Corp.	5,886	483,182
Stanley Works	56,752	2,649,183
Vulcan Materials Co.	8,263	613,197
		$3,745,562

Business Services — 1.6%
Automatic Data Processing, Inc.	123,626	$5,320,863
Cintas Corp.	213,538	8,765,735
Fluor Corp.	9,092	585,343
Half (Robert) International, Inc.	21,611	769,135
Omnicom Group, Inc.	40,734	3,406,584
Symbol Technologies, Inc.	49,399	478,182
		$19,325,842
Chemicals and Plastics — 1.0%
Ashland, Inc.	7,433	410,599
Bemis Co., Inc.	19,722	487,133
Chemtura Corp.	37,565	466,557
Dow Chemical Co.	174,104	7,254,914
Eastman Chemical Co.	33,114	1,555,365
PPG Industries, Inc.	24,200	1,432,398
Rohm & Haas Co.	14,250	586,102
		$12,193,068
Commercial Banks — 4.3%
Bank of America Corp.	304,487	12,818,903
Bank of New York Co., Inc.	252,611	7,429,290
Comerica, Inc.	9,100	535,990
Commercial Capital Bancorp	31,525	535,925
Compass Bancshares, Inc.	11,751	538,548
First Horizon National Corp.	32,450	1,179,557
Hanmi Financial Corp.	38,058	683,141
Huntington Bancshares, Inc.	21,800	489,846
KeyCorp	20,967	676,186
Marshall & Ilsley Corp.	50,573	2,200,431
National City Corp.	208,604	6,975,718
North Fork Bancorporation, Inc.	163,917	4,179,883
PFF Bancorp, Inc.	20,589	623,023
Placer Sierra Bancshares	19,315	530,583
Regions Financial Corp.	55,048	1,713,094
Sterling Bancorp	23,534	529,750
Synovus Financial Corp.	18,347	508,579
W Holding Co., Inc.	108,411	1,036,409
Wells Fargo & Co.	157,700	9,236,489
		$52,421,345
Commercial Services & Supplies — 0.6%
Acco Brands Corp. (1)	11,126	313,976
Avery Dennison Corp.	9,865	516,827
Cendant Corp.	149,236	3,080,231

Pitney Bowes, Inc.	46,997	$1,961,655
Xerox Corp. (1)	98,889	1,349,835
		$7,222,524
Communications Equipment — 6.1%
Avaya, Inc. (1)	66,120	681,036
Cisco Systems, Inc. (1)	1,402,933	25,154,589
Corning, Inc. (1)	173,033	3,344,728
Novatel Wireless, Inc. (1)	45,024	651,497
QUALCOMM, Inc.	860,613	38,512,432
Research in Motion, Ltd. (1)	66,169	4,525,960
Scientific-Atlanta, Inc.	16,131	605,074
		$73,475,316
Computer Equipment — 0.3%
SanDisk Corp. (1)	70,457	3,399,550
		$3,399,550
Computer Services — 0.3%
NCR Corp. (1)	92,410	2,948,803
Unisys Corp. (1)	84,456	560,788
		$3,509,591
Computer Software — 9.0%
BMC Software, Inc. (1)	30,550	644,605
Computer Associates International, Inc.	61,504	1,710,426
Compuware Corp. (1)	76,330	725,135
Electronic Arts, Inc. (1)	141,465	8,047,944
Microsoft Corp.	2,245,456	57,775,583
Motorola, Inc.	254,178	5,614,792
Oracle Corp. (1)	1,395,748	17,293,318
Quest Software, Inc. (1)	83,459	1,257,727
Symantec Corp. (1)	684,291	15,506,034
Wind River Systems, Inc. (1)	65,170	842,648
		$109,418,212
Computers & Peripherals — 5.3%
Apple Computer, Inc. (1)	471,229	25,262,587
Dell, Inc. (1)	368,846	12,614,533
International Business Machines Corp.	180,610	14,488,534
Lexmark International, Inc., Class A (1)	43,126	2,632,842
McDATA Corp., Class A (1)	130,906	685,947
Network Appliance, Inc. (1)	157,181	3,731,477
NVIDIA Corp. (1)	23,761	814,527
Palm, Inc. (1)	104,683	2,965,669
Rockwell International Corp.	12,011	635,382
		$63,831,498

Distributors — 0.1%
Genuine Parts Co.	12,694	$544,573
WW Grainger, Inc.	9,595	603,717
		$1,148,290
Diversified Telecommunication Services — 3.2%
AT&T Corp.	251,901	4,987,640
Citizens Communications Co.	475,740	6,446,277
NTL, Inc. (1)	81,695	5,457,226
Qwest Communications International, Inc. (1)	154,236	632,368
Sprint Nextel Corp.	434,104	10,322,993
Verizon Communications, Inc.	331,420	10,834,120
		$38,680,624
Electrical Equipment — 0.7%
Emerson Electric Co.	116,867	8,391,051
GrafTech International, Ltd. (1)	127,403	691,798
		$9,082,849
Electronic Equipment & Instruments — 1.3%
Agilent Technologies, Inc. (1)	169,301	5,544,608
Ameren Corp.	117,357	6,277,426
Applera Corp.-Applied Biosystems Group	62,139	1,444,110
Cymer, Inc. (1)	19,379	606,950
Fisher Scientific International, Inc. (1)	17,781	1,103,311
PerkinElmer, Inc.	28,152	573,456
Waters Corp. (1)	13,273	552,157
		$16,102,018
Entertainment — 0.5%
Carnival Corp.	112,779	5,636,694
		$5,636,694
Financial Services — 5.4%
Accredited Home Lenders (1)	12,096	425,295
CIT Group, Inc.	12,621	570,217
Citigroup, Inc.	476,855	21,706,440
Equifax, Inc.	15,004	524,240
Euronet Worldwide, Inc. (1)	18,399	544,426
Fannie Mae	69,060	3,095,269
Federated Investors, Inc.	17,577	584,084
Franklin Resources, Inc.	73,904	6,204,980
Goldman Sachs Group, Inc.	45,588	5,542,589
H&R Block, Inc.	99,514	2,386,346
JPMorgan Chase & Co.	147,672	5,010,511
MBIA, Inc.	8,966	543,519
MBNA Corp.	274,187	6,755,968
MoneyGram International, Inc.	45,266	982,725

Moody’s Corp.	11,727	$599,015
Paychex, Inc.	233,284	8,650,171
Schwab (Charles) Corp.	51,695	745,959
T. Rowe Price Group, Inc.	10,938	714,251
		$65,586,005
Food-Wholesale / Distribution — 1.2%
Archer-Daniels-Midland Co.	63,431	1,564,208
Campbell Soup Co.	16,880	502,180
ConAgra Foods, Inc.	156,193	3,865,777
Hershey Co.	10,759	605,839
HJ Heinz Co.	18,409	672,665
Monsanto Co.	77,725	4,877,244
Sara Lee Corp.	140,854	2,669,183
		$14,757,096
Health Services — 3.0%
AmerisourceBergen Corp.	7,809	603,636
Amylin Pharmaceuticals, Inc. (1)	28,519	992,176
Genesis HealthCare Corp. (1)	28,165	1,135,613
Gilead Sciences, Inc. (1)	213,291	10,400,069
Health Management Associates, Inc., Class A	25,251	592,641
Hospira, Inc. (1)	13,496	552,931
Humana, Inc. (1)	45,775	2,191,707
Kinetic Concepts, Inc. (1)	42,025	2,387,020
Laboratory Corporation of America Holdings (1)	50,251	2,447,726
Manor Care, Inc.	34,326	1,318,462
McKesson Corp.	110,351	5,236,155
MGI Pharma, Inc. (1)	76,666	1,787,084
Quest Diagnostics, Inc.	123,961	6,264,989
		$35,910,209
Household Durables — 0.2%
Whirlpool Corp.	23,719	1,797,189
		$1,797,189
Industrial Conglomerates — 5.2%
Altria Group, Inc.	102,975	7,590,287
Cooper Industries Ltd., Class A	55,811	3,858,773
Danaher Corp.	58,451	3,146,417
Eaton Corp.	58,699	3,730,321
General Electric Co.	761,087	25,625,799
Honeywell International, Inc.	153,464	5,754,900
Parker-Hannifin Corp.	18,618	1,197,324
Reynolds American, Inc.	57,741	4,793,658

Textron, Inc.	7,000	$502,040
Tyco International, Ltd.	164,456	4,580,100
UST, Inc.	71,090	2,975,827
		$63,755,446
Insurance — 2.4%
Ace Ltd.	24,792	1,166,959
American International Group, Inc.	144,883	8,976,951
AON Corp.	21,504	689,848
Arthur J. Gallagher & Co.	115,781	3,335,651
Cincinnati Financial Corp.	13,382	560,572
Jefferson-Pilot Corp.	10,400	532,168
Lincoln National Corp.	13,523	703,466
Marsh & McLennan Cos., Inc.	110,850	3,368,731
MGIC Investment Corp.	8,152	523,358
PMI Group, Inc.	74,747	2,980,163
Prudential Financial, Inc.	90,366	6,105,127
Safeco Corp.	12,497	667,090
XL Capital Ltd., Class A	1,697	115,447
		$29,725,531
Internet Services — 3.9%
CheckFree Corp. (1)	79,506	3,006,917
eBay, Inc. (1)	441,923	18,207,228
Expedia, Inc. (1)	140,681	2,786,891
IAC/InterActiveCorp (1)	323,256	8,194,540
Monster Worldwide, Inc. (1)	19,516	599,336
Yahoo!, Inc. (1)	427,759	14,475,365
		$47,270,277
Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	19,707	479,471
Mattel, Inc.	34,622	577,495
		$1,056,966
Lodging and Casinos — 0.6%
Harrah’s Entertainment, Inc.	84,311	5,496,234
International Game Technology	18,708	505,116
Starwood Hotels & Resorts Worldwide, Inc.	32,575	1,862,313
		$7,863,663
Machinery — 0.9%
Caterpillar, Inc.	124,130	7,292,638
Deere & Co.	56,159	3,436,931
		$10,729,569
Media — 4.0%
Comcast Corp., Class A (1)	423,498	12,442,371
Cumulus Media, Inc., Class A (1)	43,781	546,825

McGraw-Hill Companies, Inc.	64,223	$3,085,273
Meredith Corp.	10,785	538,064
Time Warner, Inc.	461,816	8,363,488
Univision Communications, Inc., Class A (1)	94,667	2,511,516
Viacom, Inc., Class B	202,708	6,691,391
Walt Disney Co.	372,697	8,993,179
XM Satellite Radio Holdings, Inc., Class A (1)	140,458	5,043,847
		$48,215,954
Medical Products — 1.9%
Baxter International, Inc.	53,182	2,120,366
Becton, Dickinson & Co.	11,666	611,648
C.R. Bard, Inc.	8,005	528,570
Cytyc Corp. (1)	55,255	1,483,597
Johnson & Johnson Co.	143,589	9,086,312
Medtronic, Inc.	115,235	6,178,901
Stryker Corp.	66,366	3,280,471
		$23,289,865
Metals-Industrial — 1.2%
Alcan, Inc.	42,461	1,347,288
Alcoa, Inc.	68,302	1,667,935
Barrick Gold Corp.	39,754	1,154,854
Freeport-McMoRan Copper & Gold, Inc., Class B	150,017	7,289,326
Nucor Corp.	50,300	2,967,197
		$14,426,600
Motorcycle Manufacturing — 0.1%
Harley-Davidson, Inc.	36,684	1,776,973
		$1,776,973
Oil and Gas — 3.5%
Chevron Corp.	74,859	4,845,623
ConocoPhillips	180,588	12,624,907
Exxon Mobil Corp.	382,496	24,303,796
Sunoco Inc.	9,132	714,122
		$42,488,448
Oil and Gas-Equipment and Services — 1.1%
El Paso Corp.	45,612	634,007
Noble Corp.	72,227	4,944,660
Transocean Sedco Forex, Inc. (1)	44,333	2,718,056
Williams Co., Inc.	218,252	5,467,213
		$13,763,936
Oil and Gas-Exploration and Production — 1.2%
EOG Resources, Inc.	34,122	2,555,738
Halliburton Co.	112,336	7,697,263

Kerr-McGee Corp.	14,229	$1,381,778
XTO Energy, Inc.	57,800	2,619,496
		$14,254,275
Paper and Forest Products — 0.4%
Georgia-Pacific Corp.	16,420	559,265
Louisiana-Pacific Corp.	21,191	586,779
MeadWestvaco Corp.	45,728	1,263,007
Plum Creek Timber Co., Inc.	14,401	545,942
Temple-Inland, Inc.	33,131	1,353,401
		$4,308,394
Personal Products — 1.7%
Alberto-Culver Co.	25,840	1,156,340
Fortune Brands, Inc.	47,342	3,850,325
Gillette Co.	174,512	10,156,598
Procter & Gamble Co.	95,406	5,672,841
		$20,836,104
Pharmaceuticals — 4.2%
Abbott Laboratories	98,116	4,160,118
Allergan, Inc.	6,128	561,447
Bristol-Myers Squibb Co.	379,439	9,129,302
Caremark Rx, Inc. (1)	100,457	5,015,818
Forest Laboratories, Inc. (1)	32,914	1,282,659
King Pharmaceuticals, Inc. (1)	106,848	1,643,322
Lilly (Eli) & Co.	92,218	4,935,507
Mylan Laboratories, Inc.	27,473	529,130
Pfizer, Inc.	563,340	14,066,600
Valeant Pharmaceuticals International	64,803	1,301,244
Wyeth Corp.	178,308	8,250,311
		$50,875,458
Publishing — 0.7%
Donnelley (R.R.) & Sons Co.	85,009	3,151,284
Dow Jones & Co., Inc.	18,059	689,673
Gannett Co., Inc.	67,696	4,659,516
		$8,500,473
REITS — 0.1%
Simon Property Group, Inc.	19,298	1,430,368
		$1,430,368
Restaurants — 1.1%
McDonald’s Corp.	244,206	8,178,459
Starbucks Corp. (1)	93,251	4,671,875
Wendy’s International, Inc.	11,254	508,118
		$13,358,452

Retail-Food and Drug — 0.7%
CVS Corp.	244,991	$7,107,189
McCormick & Co., Inc.	15,743	513,694
SUPERVALU, Inc.	15,863	493,657
		$8,114,540
Retail-General — 2.6%
Dollar General Corp.	252,480	4,630,483
Federated Department Stores, Inc.	27,863	1,863,199
J.C. Penney Company, Inc.	34,690	1,645,000
Nordstrom, Inc.	87,000	2,985,840
Sears Holdings Corp. (1)	48,488	6,032,877
TJX Companies, Inc.	84,338	1,727,242
Wal-Mart Stores, Inc.	292,560	12,819,979
		$31,704,620
Retail-Specialty and Apparel — 1.5%
Bed Bath and Beyond, Inc. (1)	178,092	7,155,737
Best Buy Co., Inc.	87,871	3,825,025
Coach, Inc. (1)	19,365	607,286
Linens ‘N Things, Inc. (1)	22,329	596,184
Lowe’s Companies, Inc.	84,938	5,470,007
Tiffany & Co.	16,186	643,717
		$18,297,956
Semiconductors & Semiconductor Equipment — 7.0%
Analog Devices, Inc.	143,308	5,322,459
Applied Materials, Inc.	669,505	11,354,805
ASML Holding NV (1)	162,113	2,676,486
Intel Corp.	1,462,378	36,047,618
International Rectifier Corp. (1)	53,399	2,407,227
KLA-Tencor Corp.	188,098	9,171,658
LSI Logic Corp. (1)	61,968	610,385
Maxim Integrated Products, Inc.	209,635	8,940,933
National Semiconductor Corp.	29,457	774,719
PMC-Sierra, Inc. (1)	113,995	1,004,296
Sigmatel, Inc. (1)	23,976	485,274
STMicroelectronics N.V.	170,572	2,947,484
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	366,810	3,015,178
Tessera Technologies, Inc. (1)	28,566	854,409
		$85,612,931
Transport-Services — 0.7%
CSX Corp.	12,455	578,908
FedEx Corp.	66,217	5,769,487
Hub Group, Inc., Class A (1)	21,425	786,512

Norfolk Southern Corp.	17,741	$719,575
Ryder System, Inc.	14,939	511,213
		$8,365,695
Utilities-Electric and Gas — 2.7%
Cinergy Corp.	86,456	3,839,511
KeySpan Corp.	21,334	784,665
Nicor, Inc.	28,999	1,218,828
NiSource, Inc.	233,391	5,659,732
NorthWestern Corp.	18,219	550,032
Peoples Energy Corp.	25,619	1,008,876
PG&E Corp.	14,133	554,720
PPL Corp.	59,438	1,921,631
Progress Energy, Inc.	150,507	6,735,188
Public Service Enterprise Group, Inc.	77,955	5,017,184
TECO Energy, Inc.	28,365	511,137
TXU Corp.	38,759	4,375,116
		$32,176,620
Total Common Stocks
(identified cost $1,185,983,263)		$1,228,573,421
Total Investments — 101.1%
(identified cost $1,185,983,263)		$1,228,573,421
Other Assets, Less Liabilities — (1.1)%		$(13,688,265)
Net Assets — 100.0%		$1,214,885,156

ADR	—	American Depository Receipt
REITs	—	Real Estate Investment Trusts
(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,185,983,263
Gross unrealized appreciation	$78,720,308
Gross unrealized depreciation	(36,130,150)
Net unrealized appreciation	$42,590,158

Summary of options outstanding at September 30, 2005:

Call Options Written

Type of Contract	Number of Contracts	Premium Received	Value
Nasdaq 100 Index, Expires 10/22/05, Strike 1,590.00	585	$1,642,893	$(1,462,500)
Nasdaq 100 Index, Expires 10/22/05, Strike 1,595.00	765	2,137,580	(1,568,250)
Nasdaq 100 Index, Expires 10/22/05, Strike 1,600.00	1,744	5,491,094	(3,749,600)
S & P 500 Index, Expires 10/22/05, Strike 1,230.00	2,938	5,140,466	(3,672,500)
S & P 500 Index, Expires 10/22/05, Strike 1,235.00	3,060	5,458,592	(2,968,200)
Total		$19,870,625	$(13,421,050)

Written call option activity for the period ended September 30, 2005 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	35,348	63,135,548
Options terminated in closing purchase transactions	(26,256)	(43,264,923)
Outstanding, end of period	9,092	$19,870,625

At September 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 29, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	November 29, 2005